Annual Fund Operating Expenses - ProShares DJ Brookfield Global Infrastructure - None	Sep. 23, 2021
Operating Expenses:
Management Fees	0.45%
Other Expenses	none
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.46%

[1]	“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (such as exchange-traded funds). They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value (“NAV”). “Acquired Fund Fees and Expenses” are not directly borne by the Fund and are not reflected in the Fund’s Financial Statements in the annual report. Therefore, the amounts listed in “Total Annual Fund Operating Expenses” will differ from those presented in the Fund’s Financial Highlights in the Fund’s Prospectus.